Events After The Reporting Date	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Events after the reporting date

38. Events after the reporting date

Grants of stock options to the Management Board in February 2024

As of February 2, 2024, the Group granted 71,400 new stock options under the SOP 2023 (refer to Note 9.1) to the Management Board. The exercise price amounts to €20.97.

Amendment No. 1 to loan agreement dated April 25, 2023

In March 2024, the loan agreement dated April 25, 2023, (refer to Note 30) was amended to add a delayed draw term loan facility in an aggregate principal amount of $20,000 thousand. Proceeds from the delayed draw term loan facility will be used for general corporate purposes. The loan condition remain the same as described in Note 30 The draw $10,000 thousand in April 2023 and therefore, $10,000 thousand remain undrawn as of the date of this report.

Issuance of new shares related to a severance payment

In January 2024, the Management Board and the Supervisory Board have adopted a capital increase resolution, in which they resolved to increase the share capital of Mynaric AG of €6.233.615 by €37,128 to €6,270,743 through the issuance of 37,128 new bearer no par value shares under exclusion of the subscription rights of the shareholders out of the Authorized Capital 2023/I. The 37,128 new shares relate to the severance payment, which is as of December 31, 2023, accounted for as a equity-settled share-based payment (refer to Note 9.3).

Issuance of new shares related to RSUP 2021

In January 2024, the Management Board and the Supervisory Board have adopted a capital increase resolution, in which they resolved to increase the share capital of Mynaric AG of €6,270,743 by €47,579 to €6,318,322 through the issuance of 47,579 new bearer no par value shares under exclusion of the subscription rights of the shareholders out of the Authorized Capital 2021/II. The 47,579 new shares relate to the settlement of 47,579 vested restricted stock units under the RSUP 2021 (refer to Note 9.2).

New member of the Supervisory Board

In April 2024, Arndt Rautenberg joined the Supervisory Board.

Munich, May 17, 2024

The Management Board

Mustafa Veziroglu CEO	Stefan Berndt-von Bülow CFO	Joachim Horwath Founder & CTO